Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Beginning of period	$ 35,736	$ 36,700
Expenditures	(23,200)	(26,500)
Provisions, net	14,700	26,800
End of period	$ 27,231	$ 37,000